INVENTORY (Tables)	9 Months Ended
Sep. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventory
	September 30, 2026	December 31, 2025

Raw materials and components	$76,728	$59,585
Work in progress	17,231	15,478
Finished goods	1,369	486

Total inventory	$95,328	$75,549